Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Receipt of purchase order documentation	14 days		14 days
Net book value (in Dollars)			$ 327,000
Impairment charges (in Dollars)
Research and development costs (in Dollars)			1,493,310	1,618,833
Advertising expense (in Dollars)			$ 357,795	219,033
Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	5 years		5 years
Licensing Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	5 years		5 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts (in Dollars)	$ 638,012		$ 620,433	$ 520,897
Customer Concentration Risk [Member] | Customer One [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			27.00%	25.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			17.00%	27.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts receivable unbilled [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk				31.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			13.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			12.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			11.00%
Geographic Concentration Risk [Member] | Foreign Customer [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			14.00%	11.00%
Geographic Concentration Risk [Member] | Foreign Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			27.00%	31.00%
Geographic Concentration Risk [Member] | Foreign Customer [Member] | Accounts receivable unbilled [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			0.00%	20.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			11.00%	13.00%